Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 2,082,553	$ 3,064,379	$ 6,973,109	$ 10,799,135	$ 13,645,030	$ 17,627,097
Cost of revenue	974,711	1,476,787	2,988,688	4,175,056	5,412,388	7,433,884
Gross profit	1,107,842	1,587,592	3,984,421	6,624,079	8,232,642	10,193,213
Operating expenses
Product development	649,070	959,186	2,153,834	3,950,305	4,690,967	5,892,022
Sales and marketing	566,147	954,759	1,977,996	4,984,983	6,053,172	7,708,265
General and administrative	1,401,101	1,830,663	4,458,949	6,409,564	8,344,613	10,173,630
Depreciation and amortization	176,715	1,551,480	746,966	4,475,485	5,622,274	5,174,551
Impairment of long-lived assets	892,103		892,103	30,562,944	38,967,295	14,354,114
Total operating expenses	3,685,136	5,296,088	10,249,849	50,383,281	63,678,321	43,302,582
Loss from operations	(2,577,294)	(3,708,496)	(6,265,427)	(43,759,202)	(55,445,679)	(33,109,369)
Other (expense) income
Interest expense, net					(853,716)	(1,530,703)
Interest (expense) income, net	(202,644)	(395,422)	(917,015)	(609,150)
Change in fair value of convertible notes	185,000	(1,113,000)	(863,457)	(2,840,000)	(2,884,273)	(1,365,904)
Change in fair value of derivative liability		2,256		54,153	63,178	248,198
Other expense, net			9,781
Gain on forgiveness of PPP Loan						2,234,730
Other (expense) income					(221,101)	186,420
Total other (expense) income	(17,644)	(1,506,166)	(1,770,691)	(3,394,997)	(3,895,912)	(227,259)
Net loss from continuing operations before income taxes	(2,594,938)	(5,214,662)	(8,036,118)	(47,154,199)	(59,341,591)	(33,336,628)
Income tax benefit on continuing operations		40,666		268,152	716,155	2,263,725
Equity in losses of investee						(7,564)
Net loss from continuing operations	(2,594,938)	(5,173,996)	(8,036,118)	(46,886,047)	(58,625,436)	(31,080,467)
Net gain (loss) from discontinued operations		2,869,908	(115,398)	(6,936,881)
Loss from discontinued operations, net of tax					(20,432,174)	(248,244)
Net loss	$ (2,594,938)	$ (2,304,088)	$ (8,151,516)	$ (53,822,928)	(79,057,610)	(31,328,711)
Deemed dividends related to convertible redeemable preferred stock					(955,500)
Net loss attributable to common stockholders					$ (80,013,110)	$ (31,328,711)
Basic weighted average common shares outstanding (in Shares)	8,195,393	3,883,847	6,486,669	2,421,262	2,927,853	1,282,098
Basic loss per common share from continuing operations (in Dollars per share)	$ (0.32)	$ (1.33)	$ (1.24)	$ (19.36)	$ (20.35)	$ (24.24)
Basic earnings (loss) per common share from discontinued operations (in Dollars per share)		0.74	(0.02)	(2.87)	(6.98)	(0.19)
Basic loss per common share (in Dollars per share)	$ (0.32)	$ (0.59)	$ (1.26)	$ (22.23)	$ (27.33)	$ (24.44)
Software
Revenue
Total revenue	$ 2,069,845	$ 2,980,926	$ 6,909,399	$ 10,150,011	$ 12,920,647	$ 15,984,376
Consulting
Revenue
Total revenue	6,200	76,500	46,000	618,809	682,309	1,510,413
Other revenue
Revenue
Total revenue	$ 6,508	$ 6,953	$ 17,710	$ 30,315	$ 42,074	$ 132,308